Risk/Return Detail Data - FidelitySAIVolatilityIndexFunds-ComboPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI International Low Volatility Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI International Low Volatility Index Fund seeks to provide investment results that correspond to the total return of low volatility foreign stocks.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate	31.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities included in the Fidelity International Low Volatility Focus IndexSM, which reflects the performance of a broad range of equities across developed markets that in the aggregate have lower volatility relative to the broader foreign developed equity markets. The universe of equities for consideration in the index consists of the largest developed international equities based on float-adjusted market cap and certain liquidity and investability requirements. The Fidelity International Low Volatility Focus Index SM is constructed using Fidelity's rules-based proprietary index methodology. Equities are ranked and given a composite score based on two measures of volatility: low 5-year standard deviation of price returns and low 5-year beta. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to February 18, 2019, the fund was named Fidelity ® SAI International Minimum Volatility Index Fund and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	11.16%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	11.05%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(17.34%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | Fidelity SAI International Low Volatility Index Fund
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.16%
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205
Annual Return, Inception Date	May 29, 2015
2016	2.43%
2017	21.40%
2018	(4.86%)
2019	16.08%
2020	(1.57%)
2021	9.90%
2022	(13.48%)
2023	13.84%
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | Return Before Taxes | Fidelity SAI International Low Volatility Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.84%
Past 5 years	4.34%
Since Inception	3.72%	[1]
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions | Fidelity SAI International Low Volatility Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	13.28%
Past 5 years	3.74%
Since Inception	3.15%	[1]
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions and Sales | Fidelity SAI International Low Volatility Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	8.69%
Past 5 years	3.42%
Since Inception	2.92%	[1]
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | MS112
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Index
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	4.30%
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | IXYXO
Risk/Return:
Label	Fidelity SAI International Low Volatility Index Fund Linked Index℠
Past 1 year	14.07%
Past 5 years	4.58%
Since Inception	4.00%
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI International Low Volatility Index Fund | IXYQQ
Risk/Return:
Label	Fidelity International Low Volatility Focus Index℠
Past 1 year	14.07%
Past 5 years	4.73%
Since Inception

[1]	A From May 29, 2015 .